Other long term obligations	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other long-term obligations	Other long-term obligations

	Note	December 31, 2020	December 31, 2019
Directors' deferred stock unit plan	17(c)	$10,761	$14,375
Deferred gain on sale-leaseback	13(a)	4,748	6,593
Other		3,341	3,536
		$18,850	$24,504
a) Deferred gain on sale-leaseback
Changes in deferred gains on sale-leaseback transactions of heavy equipment are summarized below.

	December 31, 2020	December 31, 2019
Balance, beginning of year	$6,593	$8,438
Amortization of deferred gain on sale-leaseback	(1,845)	(1,845)
Balance, end of year	$4,748	$6,593
The gain on sale was deferred and is being amortized in the Consolidated Statements of Operations and Comprehensive Income over the expected useful life of the equipment.